Investment Properties - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Reversal of impairment loss	$ 28	$ 139
Impairment loss			$ 336